PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Parenthetical) (Details) ¥ in Thousands	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00005		$ 0.00005	$ 0.00005
Ordinary shares, shares authorized		3,500,000,000	3,500,000,000		2,002,000,000
Redeemable preferred shares
Redeemable preferred shares
Preferred stock, par value (in dollars per share) | $ / shares	0.00005			0.00005
Preferred stock, authorized shares (in shares)		150,000			150,000
Preferred stock, issued shares (in shares)		150,000			150,000
Preferred stock, shares outstanding		150,000			150,000
Redemption value | ¥		¥ 1,064,766			¥ 1,047,012
Liquidation preference | ¥		¥ 1,064,766			¥ 1,047,012
Class A
Ordinary shares
Ordinary shares, shares authorized			3,300,000,000
Ordinary shares, shares issued		1,480,842,655			1,456,842,655
Ordinary shares, shares outstanding		1,480,842,655			1,456,842,655
Class B
Ordinary shares
Ordinary shares, shares authorized			200,000,000
Ordinary shares, shares issued		43,590,336			67,590,336
Ordinary shares, shares outstanding		43,590,336			67,590,336
Parent Company | Reportable Legal Entities
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	0.00005			0.00005
Ordinary shares, shares authorized		3,500,000,000			2,002,000,000
Parent Company | Reportable Legal Entities | Redeemable preferred shares
Redeemable preferred shares
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.00005			$ 0.00005
Preferred stock, authorized shares (in shares)		150,000			150,000
Preferred stock, issued shares (in shares)		150,000			150,000
Preferred stock, shares outstanding		150,000			150,000
Redemption value | ¥		¥ 1,064,766			¥ 1,047,012
Liquidation preference | ¥		¥ 1,064,766			¥ 1,047,012
Parent Company | Reportable Legal Entities | Class A
Ordinary shares
Ordinary shares, shares issued		1,480,842,655			1,456,842,655
Ordinary shares, shares outstanding		1,480,842,655			1,456,842,655
Parent Company | Reportable Legal Entities | Class B
Ordinary shares
Ordinary shares, shares issued		43,590,336			67,590,336
Ordinary shares, shares outstanding		43,590,336			67,590,336